SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended
Dec. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 3 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The consolidated financial statement of the Company is presented in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”) for period from March 18, 2025 (inception) through December 31, 2025 financial information. In the opinion of management, the consolidated financial statements reflect all adjustments, which consist of normal recurring adjustments, considered necessary for a fair presentation of the period presented. The results of operations for the period from March 18, 2025 (inception) through December 31, 2025 are not necessarily indicative of the results to be expected for any future period.

Principles of Consolidation

The consolidated financial statements include the financial statements of the Company and its wholly-owned subsidiaries, CW Mega Limited and WW Century Limited (collectively as “Merger Subs”). All intercompany balances and transactions have been eliminated in consolidation.

Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management of the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The Company’s management based on their estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgements about the carrying value of assets and liabilities that are not readily apparent from other sources. Actual results could differ from those estimates.

Segment Reporting

The Company complies with ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which improves reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses among other disclosure requirements. The Company adopted ASU 2023-07 on March 18, 2025 (inception).

Recently Issued But Not Yet Adopted Accounting Pronouncements

In December 2023, the FASB issued ASU No. 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures” (“ASU 2023-09”). The intent of ASU 2023-09 is to improve the disclosures around a company’s rate reconciliation information and certain types of income taxes companies are required to pay. Specifically, these new disclosure requirements will provide more transparency regarding income taxes companies pay in the United States and other countries, along with more disclosure around a company’s rate reconciliation, among other new disclosure requirements, such that users of financial statements can get better information about how the operations, related tax risks, tax planning and operational opportunities of companies affect their effective tax rates and future cash flow prospects. ASU 2023-09 is effective for annual fiscal years beginning after December 15, 2024, with early adoption permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments under ASU 2023-09 should be applied on a prospective basis, although retrospective application is permitted. The Company adopted ASU 2023-09 beginning January 1, 2025. The adoption did not have material impact on the Company’s consolidated financial statement.

NOTE 3 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

In November 2024, the FASB issued ASU 2024-03, Disaggregation of Income Statement Expenses (“DISE”), which requires additional disclosure of the nature of expenses included in the income statement in response to longstanding requests from investors for more information about an entity’s expenses. The new standard requires disclosures about specific types of expenses included in the expense captions presented on the face of the income statement as well as disclosures about selling expenses. The guidance will be effective for annual reporting periods beginning after December 15, 2026 and interim reporting periods beginning after December 15, 2027. The requirements will be applied prospectively with the option for retrospective application. Early adoption is permitted. The Company is currently evaluating the impact that the adoption of this guidance will have on the Company’s consolidated financial statement presentation and disclosures.

In May 2025, The FASB issued ASU No. 2025-05, “Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets” (“ASU 2025-05”). The intent of ASU 2025-05 is to improve the practical expedient for estimating expected credit losses on short-term receivables and contract assets by allowing an entity to assume that current conditions at the balance sheet date will remain constant over the asset’s remaining contractual life. ASU2025-05 is effective for annual fiscal years beginning after December 15, 2025 with early adoption permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments under ASU 2025-05 should be applied on a prospective basis, although retrospective application is permitted. The Company is currently evaluating the impact that the adoption of this guidance will have on the Company’s consolidated financial statement presentation and disclosures.

Except as mentioned above, the Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s consolidated balance sheets, consolidated statements of operations and consolidated comprehensive income (loss) and consolidated statements of cash flows.